Subsequent events (Details) (USD $)	1 Months Ended
	Jan. 31, 2012	Mar. 31, 2013 Issuance of Equity [Member] Director [Member]
Subsequent Event [Line Items]
Ordinary shares issued to independent directors	207,000	80,000
Grant date fair value for ordinary shares issued to independent directors		$ 1.23